UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments

BlackRock Natural Resources Trust
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                                Shares
Country                Industry                                   Held  Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.1%       Metals & Mining - 1.1%                  153,800  Alumina Ltd.                                  $     801,507
                                                                60,500  BHP Billiton Ltd.                                 1,278,014
                                                               120,000  Newcrest Mining Ltd.                              2,216,182
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Australia                  4,295,703
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.1%          Metals & Mining - 0.6%                   87,000  Companhia Vale do Rio Doce (Common
                                                                        Shares) (a)                                       2,213,280
                       ------------------------------------------------------------------------------------------------------------
                       Paper &                                 100,000  Votorantim Celulose e Papel SA                    1,825,000
                       Forest Products - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Brazil                     4,038,280
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 24.0%         Canadian Independents - 18.2%           179,000  Atlas Energy Ltd. (c)                               618,478
                                                                47,200  Bear Ridge Resources Ltd. (c)                       189,145
                                                               119,700  Canadian Natural Resources Ltd.                   6,230,433
                                                               262,100  Compton Petroleum Corp. (c)                       2,782,165
                                                               270,700  Crew Energy, Inc. (c)                             3,215,760
                                                                88,928  Cyries Energy, Inc. (c)                           1,009,691
                                                                54,750  Dual Exploration, Inc. (c)                          101,899
                                                                27,375  DualEx Energy International, Inc. (c)                 9,629
                                                                74,288  Ember Resources, Inc. (c)                           207,063
                                                               162,822  EnCana Corp.                                      7,732,577
                                                               140,000  Grand Petroleum, Inc. (c)                           492,453
                                                                53,200  Husky Energy, Inc.                                3,388,275
                                                               221,168  Kereco Energy Ltd. (c)                            1,920,288
                                                               304,961  Mission Oil & Gas, Inc. (c)                       3,747,684
                                                                59,300  Nexen, Inc.                                       3,163,160
                                                                21,800  Niko Resources Ltd.                               1,320,094
                                                                82,000  Oilexco, Inc. (c)                                   491,438
                                                               224,000  Pan Orient Energy Corp. (c)                         795,904
                                                                75,000  Paramount Resources Ltd. (c)                      1,923,505
                                                               126,000  Petro-Canada                                      5,372,350
                                                                92,653  ProEx Energy Ltd. (c)                             1,122,117
                                                                90,100  Real Resources, Inc. (c)                          1,483,547
                                                               116,918  Rider Resources Ltd. (c)                          1,127,585
                                                               101,300  Suncor Energy, Inc.                               7,780,511
                                                               453,500  TUSK Energy Corp. (c)                             1,381,157
                                                               601,800  Talisman Energy, Inc.                             9,887,537
                                                               279,000  TriStar Oil & Gas Ltd. (c)                        1,677,056
                                                               212,581  Zenas Energy Corp. (c)                              535,736
                                                                                                                      -------------
                                                                                                                         69,707,237
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 0.3%       56,500  Trican Well Service Ltd.                            991,184
                       ------------------------------------------------------------------------------------------------------------
                       Gold - 1.6%                              51,800  Barrick Gold Corp.                                1,602,965
                                                               404,500  Eldorado Gold Corp. (c)                           1,718,211
                                                                67,800  Glamis Gold Ltd. (c)                              2,985,023
                                                                                                                      -------------
                                                                                                                          6,306,199
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.7%                   30,200  Alcan, Inc.                                       1,422,722
                                                                50,000  Aur Resources Inc.                                  967,986
                                                               195,000  HudBay Minerals, Inc. (c)                         3,377,488
                                                               211,000  Northern Orion Resources, Inc. (c)                  948,885
                                                                49,500  Teck Cominco Ltd. Class B                         3,643,680
                                                                                                                      -------------
                                                                                                                         10,360,761
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 0.4%               104,600  Ensign Resource Service Group                     1,697,148
                       ------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                                Shares
Country                Industry                                   Held  Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Oil & Gas Equipment & Services -        106,300  Tesco Corp. (c)                               $   1,786,260
                       0.5%
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.3%      120,000  SXR Uranium One, Inc. (c)                         1,351,797
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Canada                    92,200,586
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.3%  Oil, Gas & Consumable Fuels - 0.3%    2,000,000  Coastal Energy Corp.  (c)                         1,086,424
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Cayman Islands         1,086,424
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.0%           Metals & Mining - 1.0%                  216,800  Aluminum Corp. of China Ltd. (a)                  3,833,024
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in China                      3,833,024
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.7%          Chemicals - 0.1%                          2,270  Arkema (a)(c)                                       110,823
                       ------------------------------------------------------------------------------------------------------------
                       Integrated Oil & Gas - 1.6%              90,800  Total SA (a)                                      6,187,112
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Equipment & Services -         64,975  Technip SA (a)                                    3,934,236
                       1.0%
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in France                    10,232,171
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.7%       Oil & Gas Exploration & Production       31,400  CNOOC Ltd. (a)                                    2,631,948
                       - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hong Kong                  2,631,948
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.3%           Integrated Oil & Gas - 0.3%              19,250  ENI SpA (a)                                       1,168,667
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 1.0%               164,500  Saipem SpA                                        3,878,875
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Italy                      5,047,542
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.7%  Energy Equipment & Services - 0.4%       85,000  Acergy SA (a)(c)                                  1,542,750
                       ------------------------------------------------------------------------------------------------------------
                       Integrated Oil & Gas - 0.3%              18,600  BP Plc (a)                                        1,248,060
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United Kingdom         2,790,810
-----------------------------------------------------------------------------------------------------------------------------------
United States - 64.4%  Chemicals - 0.7%                         33,400  E.I. du Pont de Nemours & Co.                     1,529,720
                                                                18,000  Praxair, Inc.                                     1,084,500
                                                                 2,478  Tronox, Inc. Class B                                 32,412
                                                                                                                      -------------
                                                                                                                          2,646,632
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 4.7%       93,100  Cameron International Corp. (c)(e)                4,664,310
                                                               163,800  Dresser-Rand Group, Inc. (c)                      3,552,822
                                                                56,000  Dril-Quip, Inc. (c)                               2,205,280
                                                                 1,605  Hanover Compressor Co. (c)                           29,725
                                                               109,433  National Oilwell Varco, Inc. (c)                  6,609,753
                                                                34,200  PHI, Inc. (c)                                     1,084,482
                                                                                                                      -------------
                                                                                                                         18,146,372
                       ------------------------------------------------------------------------------------------------------------
                       Integrated Oil & Gas - 12.8%             15,100  Alon USA Energy, Inc.                               423,857
                                                               139,591  Chevron Corp.                                     9,380,515
                                                               127,675  ConocoPhillips                                    7,691,142
                                                               129,328  Exxon Mobil Corp.                                 9,236,606
                                                                48,200  Hess Corp.                                        2,043,680
                                                                71,200  Marathon Oil Corp.                                6,151,680
                                                               247,400  Murphy Oil Corp.                                 11,667,384
                                                               100,500  Williams Cos., Inc.                               2,455,215
                                                                                                                      -------------
                                                                                                                         49,050,079
                       ------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                                Shares
Country                Industry                                   Held  Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 3.1%                   22,900  Alcoa, Inc.                                   $     662,039
                                                                68,200  Consol Energy, Inc.                               2,413,598
                                                                21,800  James River Coal Co. (c)(e)                         254,188
                                                                 9,100  Newmont Mining Corp.                                411,957
                                                               139,200  Peabody Energy Corp.                              5,842,224
                                                                45,800  Southern Copper Corp.                             2,353,204
                                                                                                                      -------------
                                                                                                                         11,937,210
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 11.5%               21,800  Diamond Offshore Drilling, Inc.                   1,509,214
                                                               107,300  ENSCO International, Inc.                         5,254,481
                                                               145,022  GlobalSantaFe Corp.                               7,526,642
                                                                95,200  Helmerich & Payne, Inc.                           2,280,040
                                                               115,000  Hercules Offshore, Inc. (c)                       4,096,300
                                                                67,600  Nabors Industries Ltd. (c)                        2,087,488
                                                                70,900  Noble Corp.                                       4,970,090
                                                                70,700  Pride International, Inc. (c)                     1,952,027
                                                                50,000  Rowan Cos., Inc.                                  1,669,000
                                                               123,000  Todco Class A (c)                                 4,197,990
                                                               117,100  Transocean, Inc. (c)(e)                           8,494,434
                                                                                                                      -------------
                                                                                                                         44,037,706
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Equipment & Services -        201,600  BJ Services Co.                                   6,080,256
                       11.8%                                   113,400  Baker Hughes, Inc.                                7,830,270
                                                                62,100  Complete Production Services, Inc. (c)            1,197,909
                                                                71,300  FMC Technologies, Inc. (c)                        4,310,085
                                                                34,000  Grant Prideco, Inc. (c)                           1,284,180
                                                               145,400  Halliburton Co. (e)                               4,703,690
                                                                24,600  Lone Star Technologies, Inc. (c)                  1,187,688
                                                                95,800  Oil States International, Inc. (c)                2,782,032
                                                                75,800  Schlumberger Ltd.                                 4,781,464
                                                                97,400  Smith International, Inc.                         3,845,352
                                                                10,300  Superior Well Services, Inc. (c)                    248,642
                                                               174,726  Weatherford International Ltd. (c)                7,177,744
                                                                                                                      -------------
                                                                                                                         45,429,312
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Exploration & Production      126,760  Apache Corp.                                      8,279,963
                       - 15.6%                                  10,600  Bill Barrett Corp. (c)                              302,418
                                                                44,100  Cabot Oil & Gas Corp. Class A                     2,333,331
                                                               235,500  CanArgo Energy Corp. (c)                            287,310
                                                                59,100  Carrizo Oil & Gas, Inc. (c)                       1,687,896
                                                                21,094  Cimarex Energy Co.                                  759,806
                                                               196,898  Devon Energy Corp.                               13,160,662
                                                               210,900  EOG Resources, Inc.                              14,031,177
                                                                45,800  Forest Oil Corp. (c)                              1,494,912
                                                                37,065  Mariner Energy, Inc. (c)                            734,628
                                                                69,000  Newfield Exploration Co. (c)                      2,814,510
                                                                63,800  Noble Energy, Inc.                                3,102,594
                                                               104,600  Occidental Petroleum Corp.                        4,909,924
                                                                22,900  Pioneer Natural Resources Co.                       932,717
                                                               156,900  Range Resources Corp.                             4,259,835
                                                                31,000  Southwestern Energy Co. (c)                       1,102,980
                                                                                                                      -------------
                                                                                                                         60,194,663
                       ------------------------------------------------------------------------------------------------------------

BlackRock Natural Resources Trust
Schedule of Investments as of October 31, 2006                 (in U.S. dollars)

                                                                Shares
Country                Industry                                   Held  Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 0.3%       36,000  Arch Coal, Inc.                               $   1,246,680
                       ------------------------------------------------------------------------------------------------------------
                       Refining, Marketing &                    28,000  Holly Corp.                                       1,331,680
                       Transportation - 2.8%                    25,400  Sunoco, Inc.                                      1,679,702
                                                               121,000  Valero Energy Corp.                               6,331,930
                                                                57,050  Western Refining, Inc.                            1,344,098
                                                                                                                      -------------
                                                                                                                         10,687,410
                       ------------------------------------------------------------------------------------------------------------
                       Utilities - 1.1%                        102,000  Equitable Resources, Inc.                         4,133,040
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the United States        247,509,104
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks
                                                                        (Cost - $189,430,918) - 97.3%                   373,665,592
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                           $10,608,177  BlackRock Liquidity Series, LLC
                                                                        Cash Sweep Series I, 5.22% (b)(d)                10,608,177
                                                             7,125,250  BlackRock Liquidity Series, LLC
                                                                        Money Market Series, 5.29%  (b)(d)(f)             7,125,250
                       ------------------------------------------------------------------------------------------------------------
                                                                        Total Short-Term Securities
                                                                        (Cost - $17,733,427) - 4.6%                      17,733,427
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments
                                                                        (Cost - $207,164,345*) - 101.9%                 391,399,019

                                                                        Liabilities in Excess of
                                                                        Other Assets - (1.9%)                            (7,494,564)
                                                                                                                      -------------
                                                                        Net Assets - 100.0%                           $ 383,904,455
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 207,267,229
                                                                  =============
      Gross unrealized appreciation                               $ 186,173,053
      Gross unrealized depreciation                                  (2,041,263)
                                                                  -------------
      Net unrealized appreciation                                 $ 184,131,790
                                                                  =============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                     Interest
      Affiliate                                  Net Activity         Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
      LLC Cash Sweep Series I                    $(27,434,713)     $    345,245
      BlackRock Liquidity Series,
      LLC Money Market Series                    $  4,527,850      $      5,953
      --------------------------------------------------------------------------

(c)   Non-income producing security.
(d)   Represents the current yield as of October 31, 2006.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Natural Resources Trust

Date: December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Natural Resources Trust

Date: December 20, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Natural Resources Trust

Date: December 20, 2006